SHARE CAPITAL - Schedule of Share Capital (Details) $ / shares in Units, $ in Millions		Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2024 $ / shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2023 $ / shares	Mar. 03, 2023 USD ($)	Dec. 31, 2022 shares	Dec. 31, 2021 shares
Class of Stock [Line Items]
Treasury shares (in shares)				0
Class A Senior Preferred Shares
Class of Stock [Line Items]
Par Value (in dollars per share) | $ / shares		$ 25.00		$ 25.00
Preferred Shares Authorized (in shares)		100,000,000		100,000,000
Preferred stock issued (in shares)		0		0
Preferred stock, outstanding (in shares)		0		0
Preferred stock, carrying amount | $		$ 0		$ 0
Class B Senior Preferred Shares
Class of Stock [Line Items]
Par Value (in dollars per share) | $ / shares			$ 25.00		$ 25.00
Preferred Shares Authorized (in shares)		100,000,000		100,000,000
Preferred stock issued (in shares)		0		0
Preferred stock, outstanding (in shares)		0		0
Preferred stock, carrying amount | $		$ 0		$ 0
Class A Junior Preferred Shares
Class of Stock [Line Items]
Par Value (in dollars per share) | $ / shares		$ 25.00		$ 25.00
Preferred Shares Authorized (in shares)		1,000,000,000		1,000,000,000
Preferred stock issued (in shares)		0		100,460,280
Preferred stock, outstanding (in shares)		0		100,460,280
Preferred stock, carrying amount | $		$ 0		$ 2,694
Class B Junior Preferred Shares
Class of Stock [Line Items]
Par Value (in dollars per share) | $ / shares			$ 25.00		$ 25.00
Preferred Shares Authorized (in shares)		1,000,000,000		1,000,000,000
Preferred stock issued (in shares)		0		0
Preferred stock, outstanding (in shares)		0		0
Preferred stock, carrying amount | $		$ 0		$ 0
Class A Exchangeable Shares
Class of Stock [Line Items]
Par value (in dollars per share) | $ / shares		$ 33.10		$ 33.42
Shares authorized (in shares)		1,000,000,000		1,000,000,000
Shares issued (in shares)		41,436,516		15,311,749
Shares outstanding (in shares)		41,436,516		15,311,749			9,594,989	10,877,989
Common stock, carrying amount | $		$ 1,441		$ 615		$ 10
Treasury shares (in shares)		2,000,000		0
Class A-1 Exchangeable Shares
Class of Stock [Line Items]
Par value (in dollars per share) | $ / shares		$ 33.10		$ 33.42
Shares authorized (in shares)		500,000,000		500,000,000
Shares issued (in shares)		0		28,073,777
Shares outstanding (in shares)		0		28,073,777			0	0
Common stock, carrying amount | $		$ 0		$ 961
Class B Shares
Class of Stock [Line Items]
Par value (in dollars per share) | $ / shares		$ 33.10		$ 33.42
Shares authorized (in shares)		500,000		500,000
Shares issued (in shares)		24,000		24,000
Shares outstanding (in shares)		24,000		24,000			24,000	24,000
Common stock, carrying amount | $		$ 1		$ 1
Class C Shares
Class of Stock [Line Items]
Par value (in dollars per share) | $ / shares		$ 1		$ 1
Shares authorized (in shares)		1,000,000,000		1,000,000,000
Shares issued (in shares)		201,116,647		102,056,784
Shares outstanding (in shares)		201,116,647		102,056,784			40,934,623	23,544,548
Common stock, carrying amount | $		$ 8,526		$ 3,607
Class A exchangeable and Class B shareholders
Class of Stock [Line Items]
Par value (in dollars per share) | $ / shares		$ 33.10		$ 33.42
Shares issued (in shares)		43,460,516		43,409,526
Shares outstanding (in shares)		41,460,516		43,409,526
Common stock, carrying amount | $	[1]	$ 1,442		$ 1,577

[1]	On August 29, 2024, the Company redesignated all of its Class A-1 exchangeable shares into its Class A exchangeable shares. Share capital as of December 31, 2023 includes amounts attributable to Class A-1 exchangeable shareholders prior to the redesignation. For further details, refer to Note 23.
(2)2,000,000 Class A exchangeable shares were held in treasury as of December 31, 2024. There were no shares held in treasury as of December 31, 2023.